Stock and Incentive Programs - Summary of Performance Restricted Stock Activity for Employees (Detail) - Performance Restricted Stock - $ / shares		12 Months Ended
	Oct. 02, 2017	Dec. 31, 2017	Dec. 31, 2016
Shares
Nonvested at beginning of period, Shares		266,000
Granted, Shares		44,760	266,072
Vested, Shares	(88,687)	(89,000)
Nonvested at end of period, Shares		222,000	266,000
Weighted Average Grant Date Fair Value
Nonvested at beginning of period, Weighted Average Grant Date Fair Value		$ 26.26
Granted, Weighted Average Grant Date Fair Value		28.94
Vested, Weighted Average Grant Date Fair Value		26.26
Nonvested at end of period, Weighted Average Grant Date Fair Value		$ 26.80	$ 26.26